Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Compensation costs
Performance costs	£ 1,308		£ 1,145	£ 1,104
Salaries	2,245		2,285	2,373
Social security costs	297		295	269
Post-retirement benefits	181		176	184
Other compensation costs	172		208	237
Total compensation costs	4,203		4,109	4,167
Other resourcing costs
Outsourcing	136		142	211
Redundancy and restructuring	49		47	69
Temporary staff costs	17		14	48
Other	51		53	70
Total other resourcing costs	253		256	398
Total staff costs	4,456	[1]	4,365	4,565
Defined contribution schemes
Compensation costs
Post-retirement benefits	121		127	126
Pension defined benefit plans
Compensation costs
Post-retirement benefits	60		49	58
Software | Internally generated
Compensation costs
Salaries	£ 152		£ 156	£ 123

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.